Equity (Schedule of Accumulated other comprehensive income (loss)) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period		$ (3,647)	$ 1,908
Other comprehensive income before reclassifications		(5,093)	(289)
Amounts reclassified from accumulated other comprehensive income	$ 200	1,311	(23)
Other comprehensive income (loss), net of tax		(3,782)	(312)
Balance as of end of period	(7,429)	(7,429)	1,596
Net unrealized gain (loss) on cash flow hedges [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period		(1,243)	153
Other comprehensive income before reclassifications		327	234
Amounts reclassified from accumulated other comprehensive income		1,311	(190)
Other comprehensive income (loss), net of tax		1,638	44
Balance as of end of period	395	395	197
Foreign currency translation adjustment [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period		(2,404)	1,922
Other comprehensive income before reclassifications		$ (5,420)	$ (523)
Amounts reclassified from accumulated other comprehensive income
Other comprehensive income (loss), net of tax		$ (5,420)	$ (523)
Balance as of end of period	$ (7,824)	$ (7,824)	1,399
Other [Member]
Changes in components of accumulated other comprehensive income (loss), net of taxes
Balance as of beginning of period			$ (167)
Other comprehensive income before reclassifications
Amounts reclassified from accumulated other comprehensive income			$ 167
Other comprehensive income (loss), net of tax			$ 167
Balance as of end of period